EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2021 COP ($)
Pension Benefits | Greater than 1 year
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 14,181
Pension Benefits | Between 1 and 2 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	14,213
Pension Benefits | Between 2 and 3 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	14,148
Pension Benefits | Between 3 and 4 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	14,016
Pension Benefits | Between 4 and 5 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	13,895
Pension Benefits | Between 5 and 10 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	64,575
Other Benefits | Greater than 1 year
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	65,543
Other Benefits | Between 1 and 2 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	75,429
Other Benefits | Between 2 and 3 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	71,459
Other Benefits | Between 3 and 4 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	71,908
Other Benefits | Between 4 and 5 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	81,911
Other Benefits | Between 5 and 10 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 419,943